Property and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses amounted	$ 30,859	$ 28,902	$ 60,600